Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	APOLLO REALTY INCOME SOLUTIONS, INC.
Entity Central Index Key	0001882850
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	AMENDMENT NO. 1